Business and asset acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combinations [text block]
Acquired assets and identifiable assumed liabilities

Acquisition value

Current and non-current biological assets	$235,486
Inventories	300
Property, plant and equipment	11,581
Acquired assets, net	247,367
Cash consideration paid	371,300
Goodwill	$(123,933)

Albertville Quality Foods Inc [Member]
Disclosure of detailed information about business combinations [text block]
Identifiable assets acquired and liabilities assumed

The following is a summary of the recognized amounts of assets acquired and liabilities assumed at the acquisition date, compared to the consideration paid:

Acquisition value

Current assets, other than inventories	$202,873
Inventories	304,594
Property, plant and equipment	547,987
Other current assets	10,189
Intangible assets	969,942
Total assets	2,035,585
Current liabilities	(155,798)
Deferred income tax	(472,088)
Acquired net identifiable assets, net	1,407,699
Consideration paid	2,449,862
Goodwill at acquisition date	$1,042,163

Proveedora La Perla S A de C V [Member]
Disclosure of detailed information about business combinations [text block]
Identifiable assets acquired and liabilities assumed

The following is a summary of the recognized amounts of acquired assets and assumed liabilities at the date, compared to the consideration paid:

Acquisition value

Current assets, other than inventories	$13,835
Inventories	5,846
Property, plant and equipment	584,884
Total assets	604,565
Current liabilities	(392,646)
Deferred income tax	(79,423)
Acquired net identifiable assets	132,496
Consideration paid	45,000
Bargain purchase gain (note 30)	$87,496